Share capital (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Equity [Abstract]
Accounts Payable, Fair Value Disclosure	$ 194,186
Origination of Notes Receivable from Related Parties	20,000
Line of Credit Assumed	$ 3,000